SHARE CAPITAL (Narrative) (Details)	1 Months Ended								3 Months Ended	12 Months Ended
	Feb. 25, 2020 CAD ($) shares	Dec. 31, 2019 CAD ($) warrants $ / shares shares	Oct. 31, 2019 $ / shares shares	Sep. 30, 2019 CAD ($) shares	Jun. 29, 2018 CAD ($) shares	Jun. 26, 2018 CAD ($) shares	Jun. 19, 2018 CAD ($) $ / shares shares	Feb. 28, 2017 CAD ($) Share $ / shares	Mar. 31, 2020 CAD ($) Share $ / shares	Dec. 31, 2019 USD ($) warrants Year shares	Dec. 31, 2018 USD ($) warrants shares	Dec. 31, 2017 USD ($) shares
Disclosure of classes of share capital [line items]
Equity issuance, price per share | $ / shares		$ 0.375	$ 0.40
Proceeds from share issuances										$ 136,000	$ 2,012,082	$ 533,872
Cash repayments of advances and loans from related parties										$ 689,940	$ 23,219	109,396
Stock issued during period shares issued for consulting services | shares		31,697	1,000,000
Number of warrants exercised | warrants		500,000								500,000
Exercise price of warrants exercised | $ / shares		$ 0.36
Proceeds from warrant exercise		$ 180,000
Number of shares issued | shares		95,280,979									93,694,956
Number of shares outstanding | shares		95,280,979									93,694,956
Number of warrants outstanding in share-based payment arrangement | warrants		875,000									1,812,500
Number of warrants expired | warrants										437,500
Gain/(loss) on derivative instruments										$ (30,349)	$ 65,907	$ 314,317
Expected dividend, warrants granted
Weighted Average Number of Shares, Basic | shares										93,885,097	86,498,291	79,037,332
Weighted Average Number of Shares, Diluted | shares										93,885,097	86,498,290	79,037,332
First non-brokered private placement [Member]
Disclosure of classes of share capital [line items]
Common shares issued (Shares) | shares							850,000
Equity issuance, price per share | $ / shares							$ 0.20
Proceeds from share issuances							$ 170,000
Number of units granted in share-based payment arrangement | Share								2,000,000
Equity issuance, price per unit | $ / shares								$ 0.24
Proceeds from issuance of units								$ 480,000
Weighted average exercise price of warrants granted in share-based payment arrangement | $ / shares								$ 0.36
Second non-brokered private placement [Member]
Disclosure of classes of share capital [line items]
Number of units granted in share-based payment arrangement | Share								750,000
Equity issuance, price per unit | $ / shares								$ 0.26
Proceeds from issuance of units								$ 195,000
Weighted average exercise price of warrants granted in share-based payment arrangement | $ / shares								$ 0.36
Resolute Mining Limited [Member] | Private Placements [Member]
Disclosure of classes of share capital [line items]
Common shares issued (Shares) | shares						13,000,000
Equity issuance, share price						$ 0.20
Proceeds from share issuances						$ 2,600,000
Resolute Mining Limited [Member] | Share Swap Transaction [Member]
Disclosure of classes of share capital [line items]
Common shares issued (Shares) | shares						12,500,000
Value Of Shares In Future Issuance From Swap Transaction						$ 2,500,000
Maximum Capped Shares | shares						3,000,000
Mr. Kondrat [Member]
Disclosure of classes of share capital [line items]
Common shares issued (Shares) | shares							350,000
Third Party [Member]
Disclosure of classes of share capital [line items]
Common shares issued (Shares) | shares				54,327
Equity issuance, share price				$ 0.39
Devon Resources SARL [Member]
Disclosure of classes of share capital [line items]
Common shares issued (Shares) | shares					500,000
Equity issuance, share price					$ 0.20
Subsequent Events [Member]
Disclosure of classes of share capital [line items]
Number of warrants exercised | Share									875,000
Exercise price of warrants exercised | $ / shares									$ 0.36
Proceeds from warrant exercise									$ 315,000
Subsequent Events [Member] | Private Placements [Member]
Disclosure of classes of share capital [line items]
Common shares issued (Shares) | shares	6,000,000
Equity issuance, share price	$ 0.40
Proceeds from share issuances	$ 2,400,000
Subsequent Events [Member] | Mr. Kondrat [Member] | Private Placements [Member]
Disclosure of classes of share capital [line items]
Common shares issued (Shares) | shares	1,440,000
Bottom of range [Member]
Disclosure of classes of share capital [line items]
Risk free interest rate, warrants granted										0.48%
Expected volatility, warrants granted										52.00%
Expected life, warrants granted | Year										0
Top of range [Member]
Disclosure of classes of share capital [line items]
Risk free interest rate, warrants granted										1.86%
Expected volatility, warrants granted										179.00%
Expected life, warrants granted | Year										2